UNITED STATES

		   SECURITIES AND EXCHANGE COMMISSION

		        Washington, D.C.  20549

			         FORM N-Q

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			INVESTMENT COMPANIES

	   Investment Company Act file number:  811-6520

			MANAGERS TRUST I
 	(Exact name of registrant as specified in charter)

	800 Connecticut Avenue, Norwalk, Connecticut 06854
	(Address of principal executive offices)  (Zip code)


		     The Managers Funds LLC
	800 Connecticut Avenue, Norwalk, Connecticut 06854
	     (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	MAY 1, 2004 - JULY 31, 2004
				(3rd Quarter End Portfolio Holdings)


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Item 1.  SCHEDULE OF INVESTMENTS.
=================================


			======================================
			First Quadrant Tax-Managed Equity Fund
				   July 31, 2004
			======================================



Schedule of Portfolio Investments (unaudited)

Security Description			Shares			Value
--------------------			------			-----
Common Stocks - 98.0%

Consumer Discretionary - 18.7%

Amazon.Com, Inc.*			   5,900(2)	 	   $229,628
Bed Bath & Beyond, Inc.*		  34,300		  1,213,877
Blockbuster Inc				  81,600(2)	 	  1,082,832
Borders Group, Inc.			   4,600		    105,202
Comcast Corp.*				   4,612(2)	 	    126,369
DIRECTV Group Inc., The*		  78,158		  1,266,941
Hilton Hotels Corp.			  28,300(2)	 	    504,589
Hollywood Entertainment Corp.*		  53,700		    693,267
Home Depot, Inc.			  12,100		    408,012
J.C. Penney Co., Inc., Holding Co.	   5,200(2)	 	    208,000
Neiman-Marcus Group, Inc., Class A*	   6,900(2)	  	    376,395
News Corp, Ltd., ADR		  	  15,200(2)	 	    515,280
Shaw Communications, Inc.		  26,200		    401,384
Time Warner Co., Inc.*			   5,000(2)	 	     83,250
Urban Outfitters, Inc.*			  10,400(2)		    309,296
V.F. Corp.				   2,800(2)		    140,028
Wesco International, Inc.*		   3,000		     61,650
Yum! Brands, Inc.*			  26,600		  1,021,174

	Total Consumer Discretionary				  8,747,174

Consumer Staples - 8.0%

Anheuser-Busch Co., Inc.		  10,200		    529,380
Pepsi Bottling Group, Inc.		  67,800		  1,888,230
Procter & Gamble Co.			  20,400		  1,063,860
Ralcorp Holdings, Inc.*			   6,500		    237,055

	Total Consumer Staples					  3,718,525

Energy - 6.5%

Apache Corp.				   9,800		    455,994
Burlington Resources, Inc.                10,000		    381,700
ChevronTexaco Corp.			   8,500		    813,025
ConocoPhillips Co.			   3,200		    252,064
General Maritime Corp.			  17,000(2)		    504,220
Pioneer Natural Resources Co.*		  17,600(2)	 	    634,480

	Total Energy						  3,041,483

Financials - 24.5%

Argonaut Group, Inc., *		  	   2,000(2)	 	     37,520
Bear Stearns Co., Inc., The		   5,200(2)	 	    433,784
CIT Group, Inc.				   4,000		    139,040
Citigroup, Inc.				  21,200		    934,708




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			======================================
			First Quadrant Tax-Managed Equity Fund
				   July 31, 2004
			======================================



Schedule of Portfolio Investments (continued)

Security Description			Shares			Value
--------------------			------			-----

Financials (continued)

Fannie Mae Co.				     400		     28,384
First BanCorp.				   1,600		     67,920
Forest City Enterprises, Inc., Class A	   7,400	            387,760
Freddie Mac				  20,800		  1,337,648
Golden West Financial Corp.		   1,200(2)	 	    128,292
GreenPoint Financial Corp.		   4,050		    164,552
JPMorgan Chase & Co.			  48,200		  1,799,306
Mellon Financial Corp.			  69,600(2)		  1,912,608
National City Corp.			  14,074(2)		    513,701
New Century Financial Corp.                3,900(2)		    183,495
Sovereign Bancorp, Inc.			  84,300(2)		  1,835,211
St. Paul Travelers Companies, Inc., The	  34,333(2)		  1,272,724
Wachovia Corp.				   5,600		    248,136

	Total Financials				         11,424,789

Health Care - 14.2%

Amgen, Inc.*				   1,800(2)		    102,384
Andrx Corp.*				   6,200		    160,828
Anthem, Inc.*				     400(2)		     32,988
Boston Scientific Corp.*		   2,400		     91,824
Genzyme Corp.*				   4,400(2)		    225,632
Johnson & Johnson Co.			  27,200(2)		  1,503,344
Laboratory Corp. of America Holdings*	   1,600	             62,656
Mariner Health Care, Inc.                 17,000		    467,500
Medimmune, Inc.*			   4,800		    110,592
MGI Pharmaceuticals, Inc.*		   2,000(2)		     56,020
Mylan Laboratories, Inc.		   9,350(2)		    138,567
Pfizer, Inc.				  11,600		    370,736
Quest Diagnostics, Inc.*		     700(2)		     57,456
St. Jude Medical, Inc.*		  	   2,400	 	    163,512
UnitedHealth Group, Inc.		  31,005(2)		  1,950,209
WellPoint Health Networks, Inc.*	  11,400(2)		  1,152,540

	Total Health Care					  6,646,788

Industrials - 5.4%

Chicago Bridge & Iron Co. N.V.		   7,900(2)		    230,601
FedEx Corp.				  13,000		  1,064,440
Northrop Grumman Corp.			  12,400(2)		    652,240
United Defense Industries, Inc.*	  16,800	            582,120




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


Total Industrials					          2,529,401



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			======================================
			First Quadrant Tax-Managed Equity Fund
				   July 31, 2004
			======================================



Schedule of Portfolio Investments (continued)

Security Description			Shares			Value
--------------------			------			-----

Information Technology - 11.3%

Advanced Micro Devices, Inc.*		  51,000(2)		   $636,990
Arrow Electronics Inc*			  13,000		    307,580
Ask Jeeves, Inc.*			   4,400(2)		    127,952
Cisco Systems, Inc.*			  10,500(2)	 	    219,030
Intel Corp.				  15,200		    370,576
International Business Machines Corp.	   5,800	            505,006
Micron Technology, Inc.*		  10,500(2)		    142,065
Microsoft Corp.				   6,600		    187,836
Motorola Inc.				  64,600(2)	 	  1,029,078
NCR Corp.*				  23,800(2)	 	  1,105,034
VeriSign, Inc.*				  16,100(2)		    281,911
Vishay Intertechnology, Inc.*		   9,400(2)	 	    145,700
Yahoo!, Inc.*				   7,000(2)		    215,600

	Total Information Technology				  5,274,358

Telecommunication Services - 4.5%

AT&T Wireless Services, Inc.*		  52,000	 	    750,880
NII Holdings, Inc., Class B*		   7,000(2)	 	    266,140
Price Communications Corp.*		  22,400		    333,760
Telephone & Data Systems, Inc.		   9,800(2)		    743,820

	Total Telecommunication Services			  2,094,600

Utilities - 4.9%

Exelon Corp.				  64,800(2)		  2,261,520

	Total Utilities						  2,261,520


Total Common Stocks
   (cost $42,335,017)					         45,738,638

Preferred Stock - 0.4%
News Corp Ltd., ADR (cost $156,733)	   5,386(2)		    171,113

Other Investment Companies - 32.3%
Bank of New York Institutional Cash
 Reserves Fund, 1.32%(1,3)            14,325,525		 14,325,525

JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 1.19%(1)	 752,789	            752,789

Total Other Investment Companies
    (cost $15,078,314)					 	 15,078,314

Total Investments - 130.7%
    (cost $57,570,064)					         60,988,065

Other Assets, less Liabilities - (30.7)%	                (14,313,754)

Net Assets - 100.0%					        $46,674,311



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Notes to Schedules of Portfolio Investments
===========================================
The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.


At July 31, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:


	Fund			Cost		Appreciation	Depreciation 	Net
	----			----		------------	------------	---
	First Quadrant
         Tax-Managed Equity	$56,961,764	 $5,241,071	$(1,214,770)	$4,026,301



At July 31, 2004 the Funds held no securities exempt from registration under Rule 144A of the Securities Act of 1933.


* Non-income-producing security


(1)Yield shown for each investment company represents its July 31, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2)Some or all of these shares were out on loan to various brokers as of July 31, 2004, amounting to:


	Fund			Market Value	% of Net Assets
	----			------------	---------------
	First Quadrant Tax-
	 Managed Equity		 13,895,953	     29.8%



(3)Collateral received from brokers for securities lending was invested in these short-term investments.


Investments Definitions and Abbreviations:
------------------------------------------
ADR/GDR:	ADR after the name of a holding stands for American
		Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Item 2.  CONTROLS AND PROCEDURES.
=================================

(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  EXHIBITS.
==================

(a)	Certifications for each principal executive officer and
	principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

				 SIGNATURES
				 ==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I
================

By: 	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date:	September 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date	September 9, 2004



By:	/s/ Galan G. Daukas
	-------------------
	Galan G. Daukas, Chief Financial Officer

Date	September 9, 2004



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